Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	VIRTUS ALTERNATIVE SOLUTIONS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001589756
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VAST
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 07, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Virtus Alternative Income Solution Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Alternative Income Solution Fund
Supplement [Text Block]	vast_SupplementTextBlock

Virtus Alternative Income Solution Fund and Virtus Alternative Total Solution Fund,

each a series of Virtus Alternative Solutions Trust

Supplement dated March 7, 2016 to the

Summary and Statutory Prospectuses,

each dated February 29, 2016

Important Notice to Investors

The following sentence is hereby added as the last sentence in the first paragraph after the bolded list of strategies under “Principal Investment Strategies” in each fund’s summary prospectus and in the summary section for each fund of the statutory prospectus: “The fund also may invest in exchange-traded funds (ETFs) in order to gain exposure to particular markets or asset classes.”

Accordingly, the following disclosure is hereby added to each fund’s summary prospectus and in the summary section for each fund of the statutory prospectus under “Principal Risks:”

➢	Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

Additionally, the chart in the section “More Information About Risks Related to Principal Investment Strategies” is hereby amended to include an “X” for each fund in the row entitled “Exchange-Traded Funds” and the chart in the section “Risks Associated with Additional Investment Techniques and Fund Operations” is hereby amended to remove the “X” for each fund, to indicate that the risk is now associated with a principal investment strategy for each fund.

Investors should retain this supplement with the Prospectuses for future reference.

Virtus Alternative Income Solution Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAIAX
Virtus Alternative Income Solution Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAICX
Virtus Alternative Income Solution Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAIIX